Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details) - USD ($)		Jun. 30, 2026	Dec. 31, 2025
Schedule of Accounts Receivable, Net [Abstract]
Accounts Receivable	[1]	$ 918,003	$ 454,766
Allowance for current expected credit losses		(446,010)	(166,310)
Accounts receivable, net		$ 471,993	$ 288,456

[1]	All accounts receivables are mainly from sales of FTTPS.